Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Income (Loss) Attributable to Parent	$ (9,805,137)	$ (10,316,317)	$ (13,063,526)
Adjustments to reconcile net loss to net cash used in operations
Depreciation	1,312,585	1,164,366	317,570
Amortization of discount - PIK Notes	1,259,159	218,031	41,583
Amortization of deferred financing costs	7,500	1,250
Paid-in-Kind Interest	3,221,035	1,076,250
Stock issued for director and consulting services	379,936	327,269	316,475
Stock-based compensation expense	397,417	865,716	4,707,381
Shares issued for liquidated damages	741,011
Stock issued for employee compensation	63,888
(Gain) on revaluation of warrant derivative		(830,000)	(995,000)
(Gain) Loss on revaluation of PIK Notes	(5,328,515)	(1,470,798)	195,000
(Gain) on revaluation of stock awards for non-employees		(110,000)	(44,000)
Loss of disposal of equipment			2,482
Reversal of doubtful accounts			(25,106)
Change in operating assets and liabilities:
Accounts receivable	(63,374)	(107,075)	27,128
Other current receivables	(94,646)
Deposits and prepaid expenses	(33,543)	149,239	189,656
Accounts payable and accrued expenses	(642,873)	1,028,218	125,256
Net cash used in operating activities	(8,585,557)	(8,003,851)	(8,205,101)
Cash Flows From Investing Activities:
Purchases of property and equipment	(251,055)	(2,039,562)	(64,345)
Construction-in-progress			(1,982,013)
Net cash provided by (used in) investing activities	(251,055)	(2,039,562)	(2,046,358)
Cash Flows From Financing Activities:
Payments on notes payable	(61,923)	(440,471)	(479,092)
Proceeds from Convertible Debt		12,499,998	10,500,000
Proceeds from Issuance of Common Stock			5,560,000
Net cash provided by (used in) in financing activities	(61,923)	12,059,527	15,580,908
Net change in cash and cash equivalents	(8,898,535)	2,016,114	5,329,449
Cash and cash equivalents at beginning of period	10,701,666	8,685,552	3,356,103
Cash and cash equivalents at end of period	1,803,131	10,701,666	8,685,552
Cash Paid For:
Interest	12,839	10,460	23,180
Income Taxes	13,017	1,431	3,841
Supplemental disclosure of noncash investing and financing activities:
Property and equipment financed with note payable		149,129
Construction-in-progress in accounts payable		120,000	299,563
Prepaid insurance financed with note payable	233,940	245,390	233,187
Reclassification of Construction in Progress to building and equipment		$ 3,091,163